Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	ALLIANCEBERNSTEIN EXCHANGE RESERVES
Central Index Key	0000917713
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

ALLIANCEBERNSTEIN EXCHANGE RESERVES
ALLIANCEBERNSTEIN EXCHANGE RESERVES
INVESTMENT OBJECTIVE:
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A shares on page 11 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A shares on page 43 of the Fund's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	0.75%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.03%	0.08%	0.04%	0.02%	0.06%	0.15%	0.04%
Other Expenses	0.03%	0.03%	0.04%	0.04%	0.04%	0.04%	0.03%
Total Other Expenses	0.06%	0.11%	0.08%	0.06%	0.10%	0.19%	0.07%
Total Annual Fund Operating Expenses	0.61%	1.36%	1.08%	0.31%	0.85%	0.69%	0.32%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN EXCHANGE RESERVES (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	62	538	210	32	87	70	33
After 3 Years	195	631	343	100	271	221	103
After 5 Years	340	745	595	174	471	384	180
After 10 Years	762	1,429	1,317	393	1,049	859	406

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption ALLIANCEBERNSTEIN EXCHANGE RESERVES (USD $)	CLASS B	CLASS C
After 1 Year	138	110
After 3 Years	431	343
After 5 Years	745	595
After 10 Years	1,429	1,317

PRINCIPAL STRATEGIES:
The Fund is a "money market fund" that seeks to maintain a stable net asset value ("NAV") of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. Dollar-denominated money market securities.

The Fund may invest in:
  marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;
  high-quality commercial paper (or, if not rated, commercial paper determined by the Adviser to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;
  adjustable rate obligations;
  asset-backed securities;
  restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and
  repurchase agreements that are fully collateralized.
The Fund may invest up to 25% of its net assets in money market instruments issued by foreign branches of foreign banks.

As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission and other regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund's assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.
  FOREIGN (NON-U.S.) RISK: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  the Fund's average annual returns for one, five and ten years.
The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 1.21%, IN THE 3RD QUARTER, 2006; AND WORST QUARTER WAS UP 0.00%, IN THE 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns ALLIANCEBERNSTEIN EXCHANGE RESERVES		1 YEAR	5 YEARS	10 YEARS
CLASS A		0.19%	0.50%	1.38%
CLASS B		0.19%	0.37%	1.16%
CLASS C		0.19%	0.44%	1.29%
ADVISOR CLASS		0.19%	0.60%	1.62%
CLASS R	[1]	0.19%	0.43%	1.32%
CLASS K	[1]	0.19%	0.51%	1.51%
CLASS I	[1]	0.19%	0.68%	1.71%
[1]	Inception Date for Class R, K, and I shares is 3/01/05. Performance information for periods prior to the inception of Class R, K, and I shares is the performance of the Fund's Class A shares as adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EXCHANGE RESERVES
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
ALLIANCEBERNSTEIN EXCHANGE RESERVES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN EXCHANGE RESERVES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A shares on page 11 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A shares on page 43 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "money market fund" that seeks to maintain a stable net asset value ("NAV") of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. Dollar-denominated money market securities.

The Fund may invest in:
  marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;
  high-quality commercial paper (or, if not rated, commercial paper determined by the Adviser to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;
  adjustable rate obligations;
  asset-backed securities;
  restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and
  repurchase agreements that are fully collateralized.
The Fund may invest up to 25% of its net assets in money market instruments issued by foreign branches of foreign banks.

		As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission and other regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund's assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.
  FOREIGN (NON-U.S.) RISK: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission and other regulators continue to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  the Fund's average annual returns for one, five and ten years.
		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and the Fund's average annual returns for one, five and ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 1.21%, IN THE 3RD QUARTER, 2006; AND WORST QUARTER WAS UP 0.00%, IN THE 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-221-5672
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
After 1 Year	rr_ExpenseExampleYear01	62
After 3 Years	rr_ExpenseExampleYear03	195
After 5 Years	rr_ExpenseExampleYear05	340
After 10 Years	rr_ExpenseExampleYear10	762
2003	rr_AnnualReturn2003	0.21%
2004	rr_AnnualReturn2004	0.32%
2005	rr_AnnualReturn2005	2.09%
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	2.07%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 YEAR	rr_AverageAnnualReturnYear01	0.19%
5 YEARS	rr_AverageAnnualReturnYear05	0.50%
10 YEARS	rr_AverageAnnualReturnYear10	1.38%
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
After 1 Year	rr_ExpenseExampleYear01	538
After 3 Years	rr_ExpenseExampleYear03	631
After 5 Years	rr_ExpenseExampleYear05	745
After 10 Years	rr_ExpenseExampleYear10	1,429
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,429
1 YEAR	rr_AverageAnnualReturnYear01	0.19%
5 YEARS	rr_AverageAnnualReturnYear05	0.37%
10 YEARS	rr_AverageAnnualReturnYear10	1.16%
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
After 1 Year	rr_ExpenseExampleYear01	210
After 3 Years	rr_ExpenseExampleYear03	343
After 5 Years	rr_ExpenseExampleYear05	595
After 10 Years	rr_ExpenseExampleYear10	1,317
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
1 YEAR	rr_AverageAnnualReturnYear01	0.19%
5 YEARS	rr_AverageAnnualReturnYear05	0.44%
10 YEARS	rr_AverageAnnualReturnYear10	1.29%
ALLIANCEBERNSTEIN EXCHANGE RESERVES | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
After 1 Year	rr_ExpenseExampleYear01	32
After 3 Years	rr_ExpenseExampleYear03	100
After 5 Years	rr_ExpenseExampleYear05	174
After 10 Years	rr_ExpenseExampleYear10	393
1 YEAR	rr_AverageAnnualReturnYear01	0.19%
5 YEARS	rr_AverageAnnualReturnYear05	0.60%
10 YEARS	rr_AverageAnnualReturnYear10	1.62%
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	87
After 3 Years	rr_ExpenseExampleYear03	271
After 5 Years	rr_ExpenseExampleYear05	471
After 10 Years	rr_ExpenseExampleYear10	1,049
1 YEAR	rr_AverageAnnualReturnYear01	0.19%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.43%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	1.32%	[3]
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
After 1 Year	rr_ExpenseExampleYear01	70
After 3 Years	rr_ExpenseExampleYear03	221
After 5 Years	rr_ExpenseExampleYear05	384
After 10 Years	rr_ExpenseExampleYear10	859
1 YEAR	rr_AverageAnnualReturnYear01	0.19%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.51%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	1.51%	[3]
ALLIANCEBERNSTEIN EXCHANGE RESERVES | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
After 1 Year	rr_ExpenseExampleYear01	33
After 3 Years	rr_ExpenseExampleYear03	103
After 5 Years	rr_ExpenseExampleYear05	180
After 10 Years	rr_ExpenseExampleYear10	406
1 YEAR	rr_AverageAnnualReturnYear01	0.19%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	0.68%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	1.71%	[3]

[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.
[3]	Inception Date for Class R, K, and I shares is 3/01/05. Performance information for periods prior to the inception of Class R, K, and I shares is the performance of the Fund's Class A shares as adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EXCHANGE RESERVES
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 29, 2013